Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Future Minimum Rental Payments for Operating Leases	Future minimum aggregate rental payments under non-cancelable operating leases are as follows:

Year Ended September 30,
2019	$15,794
2020	14,138
2021	11,421
2022	8,393
2023	6,367
Thereafter	13,220
Total	$69,333

Schedule of Capital Leased Assets
The gross and net carrying values of the equipment under capital leases as of September 30, 2018 and 2017 was as follows:

	September 30, 2018	September 30, 2017
Gross carrying amount	$52,314	$43,727
Net carrying amount	31,116	30,302

Schedule of Future Minimum Lease Payments for Capital Leases
The following is a schedule showing the future minimum lease payments under capital leases by years and the present value of the minimum lease payments as of September 30, 2018.

Year Ended September 30,
2019	$12,067
2020	10,290
2021	6,957
2022	4,269
2023	2,096
Thereafter	813
Total	36,492
Less amount representing interest (at rates ranging from 2.15% to 4.78%)	4,365
Present value of net minimum capital lease payments	32,127
Less current installments of obligations under capital leases	12,236
Obligations under capital leases, excluding current installments	$19,891

Schedule of Future Minimum Lease Payments Receivable under Operating Leases
As of September 30, 2018, future minimum lease payments receivable under operating leases are as follows:

Year Ended September 30,
2019	$6,107
2020	7,257
2021	5,547
2022	5,395
2023	4,410
Thereafter	58,946
Future minimum lease payments	$87,662